Interest-bearing Financial Liabilities - Summary of Scheduled Maturities of Consolidated Outstanding Long-term and Short-term Debt at Nominal Values (Detail) - Dec. 31, 2025
₱ in Millions, $ in Millions
	USD ($)	PHP (₱)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		₱ 296,939
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	$ 670	39,389
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		257,550
2026
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		16,559
2026 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	14	823
2026 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		15,736
2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		27,879
2027 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	14	823
2027 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		27,056
2028 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		21,673
2028 [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	28	1,646
2028 [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		20,027
2029
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		26,662
2029 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		26,662
2030
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		25,015
2030 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	14	823
2030 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		24,192
More than five years [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		179,151
More than five years [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	$ 600	35,274
More than five years [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		₱ 143,877